AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 14, 2015

                                                             FILE NO. 333-206012
                                                              FILE NO. 811-23080

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          / /
                          PRE-EFFECTIVE AMENDMENT NO. 1                      /X/
                          POST-EFFECTIVE AMENDMENT NO.                       / /
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                AMENDMENT NO. 1

                         THE COMMUNITY DEVELOPMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                            6255 CHAPMAN FIELD DRIVE
                              MIAMI, FLORIDA 33156
               (Address of Principal Executive Offices, Zip Code)

                                 (305) 663-0100
              (Registrant's Telephone Number, including Area Code)

                            KENNETH H. THOMAS, PH.D.
                    COMMUNITY DEVELOPMENT FUND ADVISORS, LLC
                            6255 CHAPMAN FIELD DRIVE
                              MIAMI, FLORIDA 33156
                    (Name and Address of Agent for Service)

                                    Copy to:

                           TIMOTHY W. LEVIN, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

Approximate Date of Proposed Public Offering: AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                         THE COMMUNITY DEVELOPMENT FUND

                                   PROSPECTUS

                                  AS OF [DATE]

                THE COMMUNITY DEVELOPMENT FUND ([TICKER SYMBOL])

                                 CLASS A SHARES

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
         IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

          SUBJECT TO COMPLETION. PRELIMINARY PROSPECTUS DATED [DATE].

THE COMMUNITY DEVELOPMENT FUND

About This Prospectus

TABLE OF CONTENTS                                                                        Page
FUND SUMMARY ............................................................................ XX
Investment Goals ........................................................................ XX
Fees and Expenses ....................................................................... XX
Principal Investment Strategy ........................................................... XX
Principal Risks ......................................................................... XX
Performance Information ................................................................. XX
Management .............................................................................. XX
Purchase and Sale of Fund Shares ........................................................ XX
Tax Information ......................................................................... XX
Payments to Broker-Dealers and Other Financial Intermediaries ........................... XX
MORE INFORMATION ABOUT INVESTMENTS ...................................................... XX
Community Reinvestment Act of 1977 ...................................................... XX
Fund Investments ........................................................................ XX
MORE INFORMATION ABOUT RISKS ............................................................ XX
Risk Information ........................................................................ XX
More Information About Principal Risks .................................................. XX
INVESTMENT ADVISER ...................................................................... XX
INVESTMENT SUB-ADVISER .................................................................. XX
PURCHASING AND SELLING FUND SHARES ...................................................... XX
HOW TO PURCHASE FUND SHARES ............................................................. XX
Pricing of Fund Shares .................................................................. XX
Purchases of Shares Through a Financial Intermediary .................................... XX
Exchange of Securities .................................................................. XX
Frequent Purchases and Redemptions of Fund Shares ....................................... XX
Customer Identification and Verification and Anti-Money Laundering Program .............. XX
HOW TO SELL FUND SHARES ................................................................. XX
Receiving Your Money .................................................................... XX
Redemptions in Kind ..................................................................... XX
Suspension of Your Right to Sell Your Shares ............................................ XX
DISTRIBUTION AND SERVICE OF FUND SHARES ................................................. XX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION ............................................ XX
DIVIDENDS, DISTRIBUTIONS AND TAXES ...................................................... XX
Dividends and Distributions ............................................................. XX
Taxes ................................................................................... XX
FINANCIAL HIGHLIGHTS .................................................................... XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE TRUST .................................. BACK COVER

FUND SUMMARY

INVESTMENT GOALS

The Fund's investment objectives are to provide current income consistent with the preservation of capital and enable institutional investors that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended (the "CRA") to claim favorable regulatory consideration of their investment.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
INVESTMENT)
--------------------------------------------------------------------------------
Management Fees                                                          [0.30]%
Distribution (12b-1) Fees                                                [0.25]%
Other Expenses                                                             [XX]%
     CRA Servicing Fee                                    [0.20]%
     Other Operating Expenses(1)                            [XX]%
Total Annual Fund Operating Expenses                                       [XX]%
                                                                         -------
Less Fee Reductions and/or Expense Reimbursements                          [XX]%
                                                                         -------
Total Annual Fund Operating Expenses After Fee
Reductions and/or Expense Reimbursements(2)                              [1.00]%
                                                                         -------

(1) "Other Operating Expenses" are based on estimated amounts for the current fiscal year.

(2) Community Development Fund Advisors, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding [1.00]% of the Fund's average daily net assets until [20XX+1] (the "expense cap"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Community Development Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on [20XX+1].

EXAMPLE

This Example is intended to help you compare the cost of investing in Class A Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your Class A Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                          1 YEAR         3 YEARS
                                                          ----------------------
The Community Development Fund -- Class A Shares            $XX            $XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities") and (2) other investment grade fixed income securities. Although the Fund will invest primarily in investment grade fixed income securities, the Fund may at times invest in securities rated below investment grade (also referred to as "high yield" or "junk" bonds).

Under normal circumstances, the Fund will seek to invest at least 90% of its net assets in debt securities and other debt instruments that the Fund's investment adviser believes will be CRA-qualifying. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Government National Mortgage Association ("Ginnie Mae"). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions, or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income ("LMI") areas or to LMI individuals to promote community development. Although as a general matter an institution's CRA activities will be evaluated based on the extent to which they benefit the institution's delineated assessment area(s) or a broader statewide or regional area that includes the institution's assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder's assessment area or the broader statewide or regional area to be CRA-qualified.

While the Fund is seeking to invest available cash in CRA-qualifying investment opportunities, the Fund may invest in money market instruments, debt securities issued or guaranteed by the US Government or its agencies, and, to a more limited extent, repurchase agreements, convertible securities, shares of exchange-traded funds ("ETFs"), or certain derivative instruments, including futures contracts, options and swaps, that provide exposure to one or a basket of securities that are consistent with the Fund's investment objectives. Under normal conditions the Fund would expect to invest less than 5% of its total assets in repurchase agreements, convertible securities, shares of ETFs, or derivative instruments.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

PRINCIPAL RISKS

The Adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them; however, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund's goals of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Adviser (or the Fund's sub-adviser, [Logan Circle Partners L.P.], (the "Sub-Adviser")) to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of longer-term investments believed to be CRA-qualified. Also, CRA-qualified loans in geographic areas sought by the Fund may not provide as favorable return as CRA-qualified loans in other geographic areas. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

CONVERTIBLE SECURITIES RISK -- Convertible securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK -- The Fund's use of derivatives is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative.

EXCHANGE-TRADED FUNDS RISK -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

FIXED INCOME MARKET RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

INTEREST RATE RISK -- The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

INVESTMENT STYLE RISK -- The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

LEVERAGE RISK -- The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may, in turn, reduce the Fund's performance.

PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

REGIONAL FOCUS RISK -- To the extent that it focuses its investments in a particular geographic region for CRA accreditation purposes, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and states or municipalities within that region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

REPURCHASE AGREEMENT RISK -- Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

U.S. GOVERNMENT SECURITIES RISK -- Although U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

INVESTING IN THE FUND INVOLVES RISK, AND THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS INVESTMENT GOALS. YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, JUST AS YOU COULD WITH OTHER INVESTMENTS.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has been in operation for one calendar year, a bar chart and table will be provided to indicate the risks of investing in the Fund by showing the performance of the Fund from year to year and how the average annual returns for the Fund compare to those of a broad-based securities market index.

MANAGEMENT

INVESTMENT ADVISER. Community Development Fund Advisors, LLC

INVESTMENT SUB-ADVISER. [Logan Circle Partners L.P.]

PORTFOLIO MANAGERS. [XX], [title], has managed the Fund since its inception in 2015.

PURCHASE AND SALE OF FUND SHARES

Fund shares will be offered at the offering price of $10.00 per share during an initial offering period, which will terminate on or about [December 31, 2015] or such earlier or later date as the Adviser may determine in its discretion. As an open-end fund, the shares will be offered on a continuous basis thereafter at net asset value ("NAV") per share.

During the initial offering period, orders may only be placed through the Fund. Payments for shares of the Fund will not be accepted until the completion of the initial offering period.

The Fund's minimum initial investment for Class A Shares is $1,000,000. The Fund reserves the right to waive this minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases. Class A Shares of the Fund are available for purchase by financial institutions seeking positive CRA consideration with respect to shares of the Fund owned by them and by other institutional and individual investors. If you are considering investing in Class A Shares of the Fund, contact the Adviser toll-free at [insert number] or Sub-Adviser toll-free at [insert number]. The Adviser will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities. These options are also available to existing shareholders. You also may purchase Class A Shares through certain financial intermediaries.

You may sell (redeem) your Class A Shares on any day when both the New York Stock Exchange ("NYSE") and the Fund's custodian are open for business ("Business Day"). Redemption requests must be in writing and sent to the Fund's transfer agent in one of the following ways:

     o    BY MAIL -- Send to:

          The Community Development Fund, P. O. Box [insert P. O. Box number and address].

     o BY FAX -- Fax a request to the Fund's transfer agent at [insert number].

You may also sell (redeem) your Class A Shares through your financial intermediary.

TAX INFORMATION

The distributions made by the Fund are generally taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax adviser regarding the rules governing your tax-deferred arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary, such as a bank, the Fund and its related companies may pay the intermediary for the sale of the Fund's shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

The Fund's assets are managed by the Sub-Adviser under the direction of the Adviser. The Sub-Adviser manages the Fund's assets in a way that it believes will help the Fund achieve its goals and the Adviser oversees the Sub-Adviser's implementation of the Fund's investment strategy. The Adviser continuously monitors the performance of the Sub-Adviser (including trade execution), performs certain due diligence functions (such as assessment of changes in personnel or other developments at the Sub-Adviser or other service providers) and oversees the Sub-Adviser's compliance with the Fund's investment objectives, policies and guidelines, including the Fund's investments that are intended to qualify for CRA credit.

This prospectus describes the Fund's principal investment strategy. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information ("SAI").

The investments and strategies described in this prospectus are those that the Adviser and Sub-Adviser use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, the Fund may invest up to 100% of its assets in cash, Government money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goals. The Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

Unless otherwise explicitly stated herein, the investment goals and the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board without shareholder approval.

COMMUNITY REINVESTMENT ACT OF 1977

The CRA requires the three federal bank supervisory agencies, the Federal Reserve Board ("FRB"), the Office of the Comptroller of the Currency ("OCC"), and the FDIC, to encourage most FDIC-insured financial institutions to help meet the credit needs of their local communities, including LMI neighborhoods, consistent with the safe and sound operation of such institutions. Each agency has promulgated substantially similar rules and regulatory guidance for evaluating and rating an institution's CRA performance which, as the following summary indicates, vary according to an institution's asset size and business strategy.(1)

RETAIL INSTITUTIONS

     o Large Banks and Large Savings Associations -- Institutions with assets of $1.221 billion or more as of December 31 for both of the prior two calendar years receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25% of a Large Bank's or Large Savings Association's overall CRA rating.

     o Intermediate Small Banks and Intermediate Small Savings Associations -- Institutions with assets of at least $305 million as of December 31 for both of the prior two calendar years and less than $1.221 billion as of December 31 for either of the prior two calendar years receive an overall CRA grade based on their performance on two tests: lending and community development. The community development test considers an Intermediate Small Bank's or Intermediate Small

----------
(1) An institution's CRA performance can also be adversely affected by evidence of discriminatory or other illegal credit practices regardless of its asset size or business strategy.

          Savings Association's qualified investment, community development loan, and community development service activities.

     o Small Banks and Small Savings Associations -- Institutions with assets of less than $305 million as of December 31 for either of the prior two calendar years are subject only to a lending test but can use qualified investments to enhance their overall rating.

The above dollar figures, effective January 1, 2015, are annually adjusted based on the Consumer Price Index for Urban Wage Earners and Clerical Workers as reported by the federal bank regulatory agencies on December 19, 2014.

WHOLESALE OR LIMITED PURPOSE INSTITUTIONS

Institutions that are designated by their primary regulator as "wholesale" or "limited purpose" for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

STRATEGIC PLAN INSTITUTIONS

Institutions that elect to submit a Strategic Plan for CRA purposes can elect to be evaluated partially on their qualified investment performance.

CRA-QUALIFIED INVESTMENTS

In the Interagency Questions and Answers Regarding Community Reinvestment effective March 11, 2010, the three federal bank supervisory agencies state that nationwide funds are important sources of investments for LMI and underserved communities throughout the country and can be an efficient vehicle for institutions in making qualified investments that help meet community development needs. The supervisory agencies indicate that in most cases, qualified investments are required to be responsive to the community development needs of a financial institution's delineated CRA assessment area or a broader statewide or regional area that includes the institution's assessment area ("Assessment Area"). However, institutions that have been designated by their regulators as "wholesale" or "limited purpose" under the CRA may receive credit for qualified investments wholly outside of their Assessment Area, provided they have otherwise adequately addressed their Assessment Area needs. In addition, as indicated above, all CRA-subject institutions may receive CRA credit for deposits with low-income credit unions and minority- or women-owned financial institutions that primarily lend or facilitate lending in LMI areas or to LMI individuals to promote community development. These deposits need not also benefit a financial institution's Assessment Area to be CRA-qualified.

In the Interagency Questions and Answers Regarding Community Reinvestment proposed on March 18, 2013 and adopted as final on November 12, 2013 (the "2013 Q&A"), the three federal bank supervisory agencies ("Agencies") continued to recognize that nationwide funds are important sources of investments in LMI and underserved communities throughout the country and can be an efficient vehicle for institutions in making qualified investments that help meet community development needs. The 2013 Q&A adopted new and revised guidance that supplemented prior guidance from 2010. The most important such revision described below removes burdensome reporting and earmarking requirements for both the Shareholder institutions and nationwide funds.

The proposed revised Q&A from March 2013 stressed that investments in nationwide funds may be suitable investment opportunities, particularly for large financial institutions with a nationwide branch footprint or for other financial institutions with a nationwide business focus, including wholesale or limited purpose institutions. Large institutions with a nationwide branch footprint typically have many assessment areas in many states; thus, investments in nationwide funds are likely to benefit such an institution's assessment area(s), or the broader statewide or regional area that includes its assessment area(s), and provide that institution with the opportunity to match its investments with the geographic scope of its business. Further, the proposed revised Q&A stated that other financial institutions may find such funds to be efficient investment vehicles to help meet community development needs in their Assessment Area(s) or the broader statewide or regional area that includes their Assessment Area(s). The proposed revised Q&A further noted that these other institutions, in particular, should consider reviewing the fund's investment record to see if it is generally consistent with the institution's investment goals and the geographic considerations in the regulations.

Finally, the proposed revised Q&A advised that any "investments in nationwide funds must be performed in a safe and sound manner, consistent with an institution's capacity to oversee those activities, and may not be conducted in lieu of, or to the detriment of, activities in the institution's Assessment Area(s). When evaluating whether community development activities are being conducted in lieu of, or to the detriment of, activities in the institution's Assessment Area(s), examiners will consider an institution's performance context, including the community development needs and opportunities in its Assessment Area(s), its business capacity and focus, and its past performance." Thus, the proposed revised Q&A signaled that the performance context of a particular institution is very important when determining whether investments in nationwide funds are appropriate.

The 2013 Q&A document revised a previous Q&A that institutions that invest in nationwide funds may provide documentation from a nationwide fund to demonstrate the geographic benefit to its assessment area(s) or the broader statewide or regional area that includes its assessment area(s) and, at an institution's option, it could provide information that a fund has explicitly earmarked its projects or investments to certain investors. The Agencies in the 2013 Q& A document addressed the concern that side letters and earmarking of projects was burdensome on institutions and funds and have seemingly become mandatory by revising the relevant Q&A whereby it no longer expressly included the option for institutions to provide written documentation from the fund demonstrating earmarking, side letters, or pro-rata allocations.

Accordingly, the Fund generally holds CRA-qualifying investments with a primary purpose of community development that will directly or indirectly benefit one or more of a financial institution shareholder's Assessment Area(s) or a broader statewide or regional area that includes the Shareholder's Assessment Area(s). The Adviser will provide each shareholder with information that reasonably demonstrates that the purpose, mandate, or function of the Fund is community development and includes serving geographies or individuals located within the institution's Assessment Area(s) or a broader statewide or regional area that includes the institution's Assessment Area(s), and the shareholder, at its option, may provide such documentation in connection with its CRA evaluation.

Each Shareholder will indirectly own an undivided interest in all the Fund's investments. The Fund may also invest in securities that meet the Fund's community development investment objectives outside a shareholder's Assessment Area(s), especially when investment opportunities within the Assessment Area(s) are limited or unavailable.

Investments are not typically designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Adviser must evaluate whether each potential investment may be CRA-qualifying with respect to a specific shareholder. The final determinations that securities are CRA-qualifying are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Adviser's evaluation of securities as CRA-qualifying. If the Adviser learns that a security acquired for CRA purposes is not likely to be deemed CRA-qualifying, for example due to a change in circumstances pertaining to the security, ordinarily the Adviser would instruct the Sub-Adviser to cause the Fund to sell that security and attempt to instruct the Sub-Adviser to acquire a replacement security that the Adviser deems CRA-qualifying.

In determining whether a particular investment is qualified, the Adviser will assess whether the investment has as its primary purpose community development. The Adviser will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration's Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; (4) funds activities that revitalize or stabilize LMI areas, designated disaster areas, or nonmetropolitan middle-income areas that have been designated as distressed or underserved by the institution's primary regulator; or (5) supports, enables, or facilitates certain projects or activities that meet the "eligible uses" criteria described in the Housing and Economic Recovery Act of 2008. An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local, or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Adviser maintains documentation, readily available to a financial institution or its examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between sale of the Fund's shares and the Fund's acquisition of a significant volume of investments consistent with the community development purpose of the Fund. The length of time will depend upon the depth of the market for CRA-qualified investments and other market factors. In some cases, the Adviser expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments The Adviser believes that investments in the Fund during these time periods will be considered CRA-qualified, because the purpose of the Fund is for community development and the Fund is likely to achieve a significant volume of investments after a reasonable period of time. However, the final determinations that securities are CRA-qualifying are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Adviser's evaluation of securities as CRA-qualifying. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Adviser will normally instruct the Sub-Adviser to attempt to acquire a replacement security that would be CRA-qualifying.

FUND INVESTMENTS

Ginnie Mae securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac securities are issued by U.S. Government-sponsored enterprises. These securities are neither issued nor guaranteed by the United States Treasury and therefore, are not backed by the full faith and credit of the U.S. Government.

Taxable municipal bonds are rated as to their creditworthiness by various rating agencies.

The Fund may invest in mortgage-backed securities ("MBSs"), such as those issued by Ginnie Mae, Freddie Mac and Fannie Mae, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

The Fund may also invest in Federal Housing Administration ("FHA") project loans which are mortgage loans insured by the FHA.

Certificates of deposit ("CDs") are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Adviser considers creditworthy under guidelines approved by the Board.

The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

Securities purchased by the Fund may include variable rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. In the case of variable rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer and the liquidity agent of a variable rate obligation default on the payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

The Fund also may invest in securities issued by other investment companies that may be CRA-qualifying, including money market funds and certain fixed income ETFs. Under normal conditions the Fund would expect to invest less than 5% of its total assets in securities issued by other investment companies.

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objectives and could reduce the Fund's return and affect its performance during a market upswing.

MORE INFORMATION ABOUT RISKS

RISK INFORMATION

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The Adviser and the Sub-Adviser make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Adviser and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MORE INFORMATION ABOUT PRINCIPAL RISKS

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration ("FHFA") acting as their conservator, since 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae or Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. Government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

An investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objectives, since all investments are inherently subject to market risk. There also can be no assurance that either the Fund's investments or shares of the Fund will receive investment test credit under the CRA.

Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund's investment objectives. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund's investment objectives. In addition, any premiums paid for securities that comply with the CRA may result in reduced yields or returns to the Fund.

Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue's credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund's ownership of that investment.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount they are owed.

CONVERTIBLE SECURITIES -- Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

CORPORATE FIXED INCOME SECURITIES -- Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

CREDIT -- Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund primarily invests in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

DERIVATIVES -- Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. Futures Risk, Options Risk, and Swap Agreements Risk are each discussed below in further detail.

EXCHANGE-TRADED FUNDS -- The Fund may purchase shares of ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETF's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets.

EXTENSION -- Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

FIXED INCOME MARKET -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board's ending of its quantitative easing program and likely increase in the target Federal Funds rate, the Fund may be subject to heightened interest rate risk as a result of a rise or increased volatility in interest rates. In addition, declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

FUTURES CONTRACTS -- Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser and the Sub-Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

INTEREST RATE -- The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

INVESTMENT STYLE -- Investment style risk is the risk that the Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

LEVERAGE -- Certain Fund transactions, such as derivatives, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIQUIDITY -- Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

MARKET -- Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

OPTIONS -- An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (E.G., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

PORTFOLIO TURNOVER -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

PREPAYMENT -- The Fund's investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

REPURCHASE AGREEMENT -- Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

SWAP AGREEMENTS -- Swaps are centrally cleared or over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) without actually purchasing those stocks; to make an investment without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

U.S. GOVERNMENT SECURITIES -- Although U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

INVESTMENT ADVISER

Community Development Fund Advisors, LLC (the "Adviser"), located at 6255 Chapman Field Drive, Miami, Florida 33156, was organized under the laws of the State of Delaware as limited liability company on July 25, 2011. The Adviser is also registered with the SEC as an investment adviser under the Investment Company Act of 1940, as amended ("1940 Act"). [The Adviser was organized to provide investment advice to the Fund. As of [XX], 2015, the Adviser had approximately $[XX] in assets under management.]

The Fund's assets are managed by the Sub-Adviser under the direction of the Adviser. The Sub-Adviser manages the Fund's assets in a way that it believes will help the Fund achieve its goals and the Adviser oversees the Sub-Adviser's implementation of the Fund's investment strategy. The Adviser continuously monitors the performance of the Sub-Adviser (including trade execution), performs certain due diligence functions (such as assessment of changes in personnel or other developments at the Sub-Adviser or other service providers) and oversees the Sub-Adviser's compliance with the Fund's investment objectives, policies and guidelines, including the Fund's investments that are intended to qualify for CRA credit. The Adviser will manage all CRA compliance and regulatory matters for the Fund and will direct the Sub-Adviser to seek investments for the Fund's portfolio based on the Shareholders' Assessment Area(s) or broader statewide or regional area that include its Assessment Area(s) and/or the ability for investments to provide CRA qualification. In exchange for its advisory services, the Adviser will receive a fee of [0.30]% of the Fund's average daily net assets. The Adviser pays the Sub-Adviser out of the advisory fees it receives from the Fund.

The Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding [1.00]% of the Fund's average daily net assets until [20XX+1]. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on [20XX+1].

Additionally, pursuant to a CRA Servicing Plan that has been approved by the Board, the Adviser will maintain books and records that document that the Fund generally holds CRA-qualifying investments with a primary purpose of community development and explicitly earmark for CRA-qualifying purposes specific securities to specific shareholders and track Shareholder Assessment Areas. The Adviser will then provide reports to shareholders for CRA qualification purposes and will maintain an e-mail address and phone number through which shareholders can contact the Adviser with CRA compliance related inquires. These shareholder services will be provided by the Adviser separate and apart from the advisory agreement. For the shareholder services it provides, the Adviser will be paid [0.20]% of the Fund's average daily net assets. Additional information about the CRA Servicing Plan is included in the "Distribution and Service of Fund Shares" section below.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement with the Adviser will be available in the Trust's first shareholder report.

The Adviser may pay compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of Class A Shares of the Fund.

INVESTMENT SUB-ADVISER

[Logan Circle Partners L.P.] (the "Sub-Adviser"), a [Pennsylvania limited partnership founded in 2007], serves as the investment sub-adviser to the Fund. The Sub-Adviser's principal place of business is located at [1717 Arch Street, Suite 1500, Philadelphia, PA 19103]. [The Sub-Adviser is a wholly owned subsidiary of Fortress Investment Group LLC, a publicly traded company founded in 1998]. The Sub-Adviser selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board. As of [XX], 2015, the Sub-Adviser had approximately $[XX] billion in assets under management.

PURCHASING AND SELLING FUND SHARES

This prospectus describes the Class A Shares of the Fund.

The Fund expects that Fund investors that are subject to examination for CRA compliance will seek favorable regulatory consideration of their Fund investment under the CRA; however, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. At the time of an investment in the Fund, an investor that meets the $1,000,000 minimum investment threshold may request to have its investment amount invested in particular areas of the United States as its preferred geographic focus or designated target region solely for CRA accreditation purposes. However, there is no guarantee that investments will be made in designated target regions or that shares will be eligible for CRA credit. Each shareholder's returns will be based on the investment performance of the Fund's blended overall portfolio of investments and not just on the performance of the assets, if any, in the designated target region(s) selected by that shareholder.

HOW TO PURCHASE FUND SHARES

Fund shares will be offered at the offering price of $10.00 per share during an initial offering period, which will terminate on or about [December 31, 2015] or such earlier or later date as the Adviser may determine in its discretion. As an open-end fund, the shares will be offered on a continuous basis thereafter at NAV per share.

During the initial offering period, orders may only be placed through the Fund. Payments for shares of the Fund will not be accepted until the completion of the initial offering period.

If your request to buy Class A Shares of the Fund is received in proper form by the Fund's transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your request to buy Class A Shares of the Fund is received in proper form by the Fund's transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share next determined on the next Business Day. A purchase request is considered to be "in proper form" when all necessary information is provided and all required documents are properly completed, signed and delivered. See "Purchases by Wire Transfer" and "Purchases by Mail" below.

The minimum initial investment for Class A Shares is $1,000,000. The Fund reserves the right in its discretion to vary or waive the minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

The Adviser may pay additional compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of Class A Shares of the Fund.

PURCHASES BY WIRE TRANSFER

You may purchase shares by making a wire transfer of federal funds to the Fund's distributor. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

[Foreside Fund Services, LLC]
ABA # [ ]
For Credit to: The Community Development Fund
Acct. # [ ]
For further credit (Your Name)
Acct. # (Your Acct. No.)
SSN or TIN

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) along with a corporate resolution dated within 60 days verifying the authorized signers to the Fund (1) by fax to the Fund's transfer agent at [insert number] or (2) by mail to The Community Development Fund, P.O. Box [insert P.O. Box number and address].

PURCHASES BY MAIL

To purchase Class A Shares by mail, complete an account application, including the name in which the account is registered and the account number. Mail the completed application and a check payable to The Community Development Fund to:

REGULAR MAIL:                                     OVERNIGHT MAIL:

The Community Development Fund                    The Community Development Fund

P.O. Box [insert P.O. Box number and address]     [insert address]

Initial share purchases must be accompanied by a completed new account application and a corporate resolution dated within 60 days verifying the authorized signers. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted.

You will receive a statement showing the number of Class A Shares purchased, the NAV at which your shares were purchased, and the new balance of Class A Shares owned each time you purchase Class A Shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

All applications to purchase Class A Shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

PRICING OF FUND SHARES

The price of the Fund's Class A Shares is based on the NAV per share. The NAV per share is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) every Business Day. You can buy and sell Class A Shares of the Fund on any Business Day. The Fund will not price its Class A Shares on national holidays or other days when either the NYSE or the Fund's custodian is closed for trading ([the Fund's custodian is closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and

Christmas Day]). NAV per share for Class A Shares is calculated by dividing the total value of the Fund's assets attributable to Class A Shares after subtracting liabilities attributable to Class A Shares by the number of outstanding Class A Shares. The Fund's portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Adviser, subject to the review and supervision of the Board. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. In addition, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust's fair value procedures. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

PURCHASES OF SHARES THROUGH A FINANCIAL INTERMEDIARY

Class A Shares of the Fund may be available through financial intermediaries. Certain features of the Fund's Class A Shares, such as the initial investment minimum, may be modified or waived by a financial intermediary. A financial intermediary may impose transaction or administrative charges or other direct fees. Therefore, you should contact the financial intermediary acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Class A Shares and should read this prospectus in light of the terms governing your accounts with the financial intermediary.

Financial intermediaries will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients and customers. A financial intermediary or, if applicable, its designee that has entered into an agreement with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment and the order received by the Fund no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the financial intermediary could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a financial intermediary or, if applicable, its authorized designee accepts a purchase or redemption order in proper form, provided payment and the order are received by the Fund on the following Business Day. Orders received by the Fund in proper form will be priced at the NAV for Class A Shares next computed after they are accepted by the financial intermediary or its authorized designee.

For further information as to how to direct a financial intermediary to purchase or redeem Class A Shares of the Fund on your behalf, you should contact your financial intermediary.

If the Fund's transfer agent cannot locate an investor for a period of time specified by appropriate state law, the investor's account may be deemed legally abandoned and then escheated (transferred) to the state's unclaimed property administrator in accordance with statutory requirements.

EXCHANGE OF SECURITIES

The Fund may issue Class A Shares in exchange for securities owned by an investor. The Fund will issue its Class A Shares only in exchange for securities that are determined by the Adviser and the Sub-Adviser to be appropriate, in type and amount, for investment by the Fund in light of the Fund's investment objectives and policies and current holdings. To determine the number of Class A Shares that will be issued in the exchange, the investor's securities will be valued by the method used for valuing the Fund's portfolio securities.

To discuss arrangements for purchasing Class A Shares of the Fund in exchange for your securities, contact the Adviser toll-free at [insert number] or Sub-Adviser toll-free at [insert number].

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

In accordance with the policy adopted by the Board, the Fund discourages mutual fund market timing and requires the Fund's service providers to maintain adequate procedures designed to provide reasonable assurance that market timing activity will be identified and terminated. Mutual fund market timing involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies, harm the performance of the Fund, dilute the value of Fund shares and increase brokerage and administrative costs.

Pursuant to this policy, which applies to all accounts investing in the Fund, the Fund's service providers are specifically prohibited from knowingly opening accounts for the purpose of market timing in the Fund, entering client trades for the purpose of market timing, processing exchanges or switches for the purpose of market timing and assisting a shareholder in commingling multiple clients' funds in an omnibus account for the purpose of mutual fund market timing.

The Fund's Chief Compliance Officer shall report any suspected market timing activity in the Trust promptly to the Board. There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries. The Fund reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (I.E., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Fund's transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account. A shareholder will be considered to be engaging in excessive short-term trading in the Fund if the shareholder conducts four or more "round trips" in the Fund in any twelve-month period or if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

The Fund, in its sole discretion, also reserves the right to reject any purchase request for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policies, the Fund may consider (to the extent reasonably available) an investor's trading history in accounts under common ownership, influence or control and any other information available to the Fund.

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

The Fund may be sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make payment. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the U.S. Securities and Exchange Commission ("SEC"), or when the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all Class A Shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

DISTRIBUTION AND SERVICE OF FUND SHARES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of Class A Shares and for administrative support services provided to the holders of Class A Shares. Because they are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the Distribution Plan, the Fund may pay its distributor, or any other person, up to [0.25]% per year of the Fund's average daily net assets attributable to its Class A Shares. If you hold your Class A Shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the Financial Industry Regulatory Authority, Inc.

The Adviser will maintain books and records that explicitly earmark for CRA-qualifying purposes specific securities to specific shareholders. The Fund has adopted a CRA servicing plan (the "CRA Servicing Plan") with respect to Class A Shares that allows such Shares to pay the Adviser a fee in connection with the ongoing CRA recordkeeping and compliance services provided to shareholders at an annual rate of up to 0.20% of average daily net assets of the Class A Shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: [www.communitydevelopmentfund.com] (the "Portfolio Holdings Website"). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. The Adviser may exclude any portion of the Fund's portfolio holdings from such publication when deemed in the best interest of the Fund. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS [TO BE REVIEWED]

The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional Class A Shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. The discussion relates solely to investors that are taxable financial institutions. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. You will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.

Distributions attributable to any excess of net long-term capital gain over short-term capital loss are generally taxable to you as long-term capital gains regardless of how long you have held your shares.

Because the Fund will invest in debt securities and not in equity securities of corporations, Fund distributions will generally not be eligible for the corporate dividends-received deduction for corporate shareholders. Distributions attributable to the Fund's net capital gain, if any, are generally taxable to you as capital gains.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you purchase Fund shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will generally recognize capital gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. But, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes do not generally apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods. In the absence of an election, the Fund will use the FIFO (first-in, first-out) method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. If your shares are held in a brokerage account, your broker may use a different method and you should contact your broker to determine which method it will use. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

THE SAI CONTAINS MORE INFORMATION ABOUT TAXES.

FINANCIAL HIGHLIGHTS

As of the date of this prospectus, the Fund had not commenced operations and therefore does not yet have a history of financial performance.

                         THE COMMUNITY DEVELOPMENT FUND

INVESTMENT ADVISER

Community Development Fund Advisors, LLC
6255 Chapman Field Drive
Miami, Florida 33156

INVESTMENT SUB-ADVISER

[Logan Circle Partners L.P.
1717 Arch Street, Suite 15005
Philadelphia, PA 19103]

DISTRIBUTOR

[Foreside Fund Services, LLC]
3 Canal Plaza, Suite 100
Portland, ME 04101]

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI dated [XX] includes more detailed information about The Community Development Fund. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference in this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affect the Fund's performance.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: [insert number]

By Mail: The Community Development Fund [insert address]

By Internet: [www.communitydevelopmentfund.com]

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Community Development Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

The Community Development Fund's Investment Company Act File No. is 811-23080.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND
 MAY BE CHANGED. THE TRUST MAY NOT SELL THESE SECURITIES UNTIL THE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS
  EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY
             JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE COMMUNITY DEVELOPMENT FUND

CLASS A SHARES ([TICKER SYMBOL])

Adviser: Community Development Fund Advisors, LLC

Administrator: [SEI Investments Global Funds Services]

Transfer Agent: [Atlantic Fund Services, LLC]

Distributor: [Foreside Fund Services, LLC]

Sub-Adviser: [Logan Circle Partners L.P.]

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Community Development Fund (the "Fund") and should be read in conjunction with the Fund's prospectus dated [XX, 2015] (the "Prospectus"). A Prospectus may be obtained upon request and without charge by writing to The Community Development Fund, P.O. Box [insert P.O. Box number and address], by toll-free telephone request at [insert number], or on the Internet at [www.communitydevelopmentfund.com].

[As of [date], the Fund had not commenced operations and therefore had no performance history. Once the Fund commences operations, the financial statements and financial highlights in the Fund's Annual Report (the "Financial Statements") will be incorporated by reference into this SAI. Financial Statements and financial highlights included in such Annual Report will be audited by [insert name], the Fund's independent registered public accounting firm.]

[XX, 2015]                                                      [Inventory Code]

                               TABLE OF CONTENTS

                                                                            PAGE
THE TRUST ..................................................................  XX
INVESTMENT OBJECTIVES AND POLICIES .........................................  XX
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS ......................  XX
INVESTMENT LIMITATIONS .....................................................  XX
THE ADMINISTRATOR AND TRANSFER AGENT .......................................  XX
THE ADVISER AND SUB-ADVISER ................................................  XX
DISTRIBUTION AND SHAREHOLDER SERVICING .....................................  XX
TRUSTEES AND OFFICERS OF THE TRUST .........................................  XX
PROXY VOTING POLICIES AND PROCEDURES .......................................  XX
PURCHASE AND REDEMPTION OF SHARES ..........................................  XX
DETERMINATION OF NET ASSET VALUE ...........................................  XX
TAXES ......................................................................  XX
FUND PORTFOLIO TRANSACTIONS ................................................  XX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION ...............................  XX
DESCRIPTION OF SHARES ......................................................  XX
LIMITATION OF TRUSTEES' LIABILITY ..........................................  XX
CODES OF ETHICS ............................................................  XX
VOTING .....................................................................  XX
SHAREHOLDER LIABILITY ......................................................  XX
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ........................  XX
CUSTODIAN ..................................................................  XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................  XX
LEGAL COUNSEL ..............................................................  XX

                                   THE TRUST

The Fund is an open-end management investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 12, 2011. The Trust's Agreement and Declaration of Trust ("Declaration of Trust") permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Currently, the Trust offers one class of shares, although in the future additional classes of shares may be offered that may provide for variations in distribution, shareholder and administrative servicing fees, transfer agent fees, certain voting rights and dividends. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund.

The management and affairs of the Trust are supervised by the Trust's Board of Trustees (each member, a "Trustee" and, collectively, the "Trustees" or the "Board") under the laws of the State of Delaware. The Trustees have approved contracts under which, as described in this SAI, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to the liabilities related thereto. The Trust pays its expenses, including, among others, the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The investment adviser, Community Development Fund Advisors, LLC (the "Adviser"), and investment sub-adviser, [Logan Circle Partners L.P.] (the "Sub-Adviser") to the Fund are referred to collectively as the "Advisers."

                       INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives are to provide current income consistent with the preservation of capital and enable institutional investors that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended (the "CRA") to claim favorable regulatory consideration of their investment.

The following investment information supplements that set forth in the Prospectus, which describes the Fund's principal investment strategies and the types of debt securities and other debt instruments in which the Fund primarily invests.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities") and (2) other investment grade fixed income securities. Although the Fund will invest primarily in investment grade fixed income securities, the Fund may at times invest in securities rated below investment grade (also referred to as "high yield" or "junk" bonds).

Under normal circumstances, the Fund will seek to invest at least 90% of its net assets in debt securities and other debt instruments that the Fund's investment adviser believes will be CRA-qualifying. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Government National Mortgage Association ("Ginnie Mae"). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions, or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income ("LMI") areas or to LMI individuals to promote community development. Although as a general matter an institution's CRA activities will be evaluated based on the extent to which they benefit the institution's delineated assessment area(s) or a broader statewide or regional area that includes the institution's assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder's assessment area or the broader statewide or regional area to be CRA-qualified.

While the Fund is seeking to invest available cash in CRA-qualifying investment opportunities, the Fund may invest in money market instruments, debt securities issued or guaranteed by the US Government or its agencies, and, to a more limited extent, repurchase agreements, convertible securities, shares of exchange-traded funds ("ETFs"), or certain derivative instruments, including futures contracts, options and swaps, that provide exposure to one or a basket of securities that are consistent with the Fund's investment objectives. Under normal conditions the Fund would expect to invest less than 5% of its total assets in repurchase agreements, convertible securities, shares of ETFs, or derivative instruments.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified.

There can be no assurance that the Fund will achieve its investment objectives.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Fund's "Investment Objectives and Policies" section and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Advisers, such investments or investment practices will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with and not permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's investment objectives.

The Adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them; however, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund's goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisers to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of longer-term investments believed to be CRA-qualified. Also, CRA-qualified loans in geographic areas sought by the Fund may not provide as favorable of a return as CRA-qualified loans in other geographic areas. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that: (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Ginnie Mae insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and Ginnie Mae projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

CONVERTIBLE SECURITIES--Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Fund may purchase convertible securities of all ratings, as well as unrated securities.

DOLLAR ROLLS--Dollar rolls are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and may initially involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, the Fund will "cover" any dollar roll as required by the Investment Company Act of 1940, as amended ("1940 Act").

EXCHANGE-TRADED FUNDS --An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs([R]), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares([R]). The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, the Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U.S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value. Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund's shares.
Additional information regarding fixed income securities is described below:

DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or, in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"), or, if not rated, are determined to be of comparable quality by one of the Advisers. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and also have speculative characteristics. Securities rated Baa3 or higher by Moody's or BBB- or higher by S&P are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher-rated categories.

BELOW INVESTMENT GRADE ("JUNK BOND") FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (I.E., high yield or "junk bond") securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing. Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for the Fund to sell these securities, or the Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

TAXES. The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The Fund may also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by the Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by the Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for either hedging purposes or risk management purposes as well as to enhance the Fund's returns, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The Fund may use futures for cash equitization purposes, which allows the Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. The Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund's coverage requirements.

The Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on an Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES--The Fund may invest in securities issued by Ginnie Mae, a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to Ginnie Mae guarantees.

Ginnie Mae securities represent ownership in a pool of federally insured mortgage loans. Ginnie Mae certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, Ginnie Mae certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular Ginnie Mae pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Ginnie Mae securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although Ginnie Mae certificates may offer yields higher than those available from other types of U.S. Government securities, Ginnie Mae certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, Ginnie Mae certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID SECURITIES--To maintain liquidity, the Fund may hold a portion of its net assets in repurchase agreements or other short-term instruments and/or cash. Under normal conditions, the Fund will hold no more than 10% of its net assets in such instruments. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable. Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if an Adviser has determined, in accordance with guidelines established by the Board, that an adequate trading market exists for such securities.

INVESTMENT COMPANIES--The Fund may invest in securities issued by other investment companies. Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act and regulations under the 1940 Act. The Fund generally limits its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

MONEY MARKET SECURITIES--Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury;
(iii) commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by an Adviser to be of comparable quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

GOVERNMENT PASS-THROUGH SECURITIES. Government pass-through securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. Ginnie Mae and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC securities"), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Therefore, mortgage-backed securities or certificates issued by Ginnie Mae, including Ginnie Mae Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), are guaranteed as to the timely payment of principal and interest by Ginnie Mae and are backed by the full faith and credit of the U.S. Government. Ginnie Mae certificates are also supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Fannie Mae, on the other hand, is a government-sponsored organization owned by private stockholders. As a result of recent events (see below), the U.S. Treasury owns Fannie Mae's senior preferred stock as well as a warrant to purchase 79.9% of Fannie Mae's common stock. Still, mortgage-backed securities issued by Fannie Mae, which include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, and is owned entirely by private stockholders. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not backed by the full faith and credit of the U.S. Government and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Fannie Mae's and Freddie Mac's ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, the Federal Housing Finance Agency ("FHFA") and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Fannie Mae and Freddie Mac, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Fannie Mae and Freddie Mac with all the powers of the shareholders, the directors, and the officers of Fannie Mae and Freddie Mac and conduct all business of Fannie Mae and Freddie Mac; (2) collect all obligations and money due to Fannie Mae and Freddie Mac; (3) perform all functions of Fannie Mae and Freddie Mac which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Fannie Mae and Freddie Mac; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements ("SPAs"), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. The conditions attached to the financial contribution made by the Treasury to Fannie Mae and Freddie Mac and the issuance of this senior preferred stock place significant restrictions on the activities of Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac must obtain the consent of the Treasury to (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Fannie Mae's and Freddie Mac's respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Fannie Mae and Freddie Mac provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae's and Freddie Mac's net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment was to be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013--Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae's and Freddie Mac's operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Fannie Mae and Freddie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Fund.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer higher yields than those available from other types of U.S. Government securities, the prepayment feature may cause mortgage-backed securities to be less effective than other types of securities as a means of "locking in" attractive long-term rates. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a nongovernmental entity, such as a trust. The Fund may invest in private pass-through mortgage-backed securities. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The Fund may invest in CMBS. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by Ginnie Mae certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. Ginnie Mae REMIC Certificates are backed by the full faith and credit of the U.S. Government.

PARALLEL PAY SECURITIES; PLANNED AMORTIZATION CLASS CMOS ("PAC BONDS"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC bonds generally require payments of a specified amount of principal on each payment date. PAC bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an "average life estimate." An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES--Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. The Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities" above.

MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS--Bank obligations include the following:

BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

BANK NOTES. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

OPTIONS--The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered" as required by the 1940 Act. The Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain option contracts. If this occurs, the Fund would treat the option contract as being cash-settled for purposes of determining the Fund's coverage requirements.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

The Fund may trade put and call options on securities, securities indices and currencies, as an Adviser determines is appropriate in seeking the Fund's investment objectives, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write (I.E., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. The Fund may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of the Fund. A call option is "covered" if the Fund either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indices.

The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing the Fund's total return. When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the Fund retains the risk of loss from a decline in the value of the underlying security during the option period. Although the Fund may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the Fund. If such an option expires unexercised, the Fund realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the Fund.

When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the position of the U.S. Securities and Exchange Commission ("SEC") that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

RISKS. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER SECURITIES--As the universe of CRA-qualified securities expands, the Fund may purchase qualified securities that the Adviser (or Sub-Adviser) believes are consistent with the achievement of the Fund's investment objectives. The Fund and its shareholders will bear the risks associated with investments in any such securities. The Fund will invest only in securities that meet the credit standards set forth in the Prospectus and this SAI and that the Adviser (or Sub-Adviser) believes will not be inconsistent with the Fund's objective of providing financial institutions with investment test credit under the CRA.

REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. The Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser (or Sub-Adviser). The repurchase agreements entered into by the Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser (or Sub-Adviser) monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Fund in repurchase agreements may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS--Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, the Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback would typically be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

RISKS OF CYBER ATTACKS--With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber attacks affecting the Fund or any of its intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value.

SECURITIES LENDING--The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral will be subject to possible depreciation in value. The Fund will continue to accrue interest on the securities loaned and will also earn income on the loans. Any cash collateral received by the Fund will be invested in high quality, short-term money market instruments. Loans will generally be short term, will be made only to borrowers that the Adviser deems to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risk.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are centrally cleared or over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, the Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). The Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that an Adviser believes to be creditworthy. In addition, the Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES--Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the FHA, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, Ginnie Mae, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Receipts ("TRs").

RECEIPTS. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (E.G., Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae), others are supported by the right of the issuer to borrow from the U.S. Treasury (E.G., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (E.G., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest neither extend to the value or yield of these securities nor to the value of the Fund's shares.

ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, the Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturities but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures that do not pay current interest and are issued at substantial discounts from par value; or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. The Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. The Fund may have to dispose of its securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements. The Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following investment restrictions are fundamental policies of the Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the 1940 Act. As used in this SAI and in the Prospectus, a "majority of the outstanding voting securities" of the Fund or a particular class of shares means, with respect to the approval of an investment advisory agreement, Rule 12b-1 Plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund or share class, as applicable, represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund or share class are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund or share class, as applicable.

The Fund will not:

     1. Make loans, except that the Fund (i) may purchase or hold debt instruments in accordance with its investment objectives and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned;

     2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and may engage in reverse repurchase transactions to the extent permitted by the 1940 Act; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed, subject to any limitations imposed by the 1940 Act. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding;

     3. Act as an underwriter within the meaning of the 1933 Act; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objectives, policies and limitations may be deemed to be underwriting;

     4. Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships;

     5. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S. government, the District of Columbia or any of their authorities, agencies, or instrumentalities (including U.S. government-sponsored enterprises) or political subdivisions, including municipal bonds, provided such instruments are tax-exempt; or

     6. Purchase or sell commodities or commodity contracts, or invest in futures contracts or options related thereto.

The Fund has also adopted the following restrictions which may be changed by the Board without shareholder approval:

The Fund may not:

     1. Invest in companies for the purpose of exercising management or control;

     2.   Purchase foreign securities;

     3. Invest in or sell put options, call options, straddles, spreads, or any combination thereof;

     4. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position; or

     5. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as is permitted by the 1940 Act.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation. With respect to borrowings, if the Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions. For the purpose of determining whether the Fund's portfolio is concentrated in a particular industry, the Fund will look through to the securities held by other investment companies (including ETFs) in which the Fund invests.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation. At the time the Fund enters into such a transaction, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the mark-to-market value of the Fund's obligation, and will subsequently monitor the account to ensure that such equivalent value is maintained.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's investment policies on lending are set forth above.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE AND COMMODITIES. The 1940 Act does not directly restrict a fund's ability to invest in real estate or commodities, but does require that every fund have a fundamental investment policy governing such investments.

                      THE ADMINISTRATOR AND TRANSFER AGENT

GENERAL. [SEI Investments Global Funds Services] (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement").

ADMINISTRATION AGREEMENT WITH THE TRUST. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. [The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.] [The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees on not less than 60 days' written notice to the Administrator; or (ii) by the Administrator on not less than 90 days' written notice to the Trust.]

[Atlantic Fund Services, LLC] (the "Transfer Agent") has its principal business offices at [Three Canal Plaza, Portland, ME 04101]. Under the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, communications with shareholders and maintaining shareholder account records. Under the Transfer Agency Agreement, the Fund pays the Transfer Agent an annual base fee of [XX]% of the first $[XX] million of the Fund's net assets, plus [XX]% of the Fund's net assets in excess of $[XX] million and up to $[XX] billion, plus [XX]% of the Fund's net assets in excess of $[XX] billion, subject to a minimum annual fee of $[XX].

                          THE ADVISER AND SUB-ADVISER

GENERAL. Community Development Fund Advisors, LLC (the "Adviser"), located at 6255 Chapman Field Drive, Miami, Florida 33156, was organized under the laws of the State of Delaware as limited liability company on July 25, 2011. The Adviser is also registered with the SEC as an investment adviser under the 1940 Act. [The Adviser was organized to provide investment advice to the Fund. As of [XX], 2015, the Adviser had approximately $[XX] in assets under management.]

The Fund's assets are managed by the Sub-Adviser under the direction of the Adviser. The Sub-Adviser manages the Fund's assets in a way that it believes will help the Fund achieve its goals and the Adviser oversees the Sub-Adviser's implementation of the Fund's investment strategy. The Adviser continuously monitors the performance of the Sub-Adviser (including trade execution), performs certain due diligence functions (such as assessment of changes in personnel or other developments at the Sub-Adviser or other service providers) and oversees the Sub-Adviser's compliance with the Fund's investment objectives, policies and guidelines, including the Fund's investments that are intended to qualify for CRA credit. The Adviser will manage all CRA compliance and regulatory matters for the Fund and will direct the Sub-Adviser to seek investments for the Fund's portfolio based on the Shareholders' Assessment Areas and/or the ability for investments to provide CRA qualification.

Additionally, pursuant to a CRA Servicing Plan that has been approved by the Board, the Adviser will maintain books and records that document that the Fund generally holds CRA-qualifying investments with a primary purpose of community development and explicitly earmark for CRA-qualifying purposes specific securities to specific shareholders and track Shareholder Assessment Areas. The Adviser will then provide reports to shareholders for CRA qualification purposes and will maintain an e-mail address and phone number through which shareholders can contact the Adviser with CRA compliance related inquires. These shareholder services will be provided by the Adviser separate and apart from the advisory agreement. For the shareholder services it provides, the Adviser will be paid [0.20]% of the Fund's average daily net assets. Additional information about the CRA Servicing Plan is included in the "Distribution and Shareholder Servicing" section below.

INVESTMENT ADVISORY AGREEMENT WITH THE TRUST. The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser provides, or arranges for a third-party sub-adviser to provide, a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Adviser (or the Sub-Adviser, operating pursuant to delegated authority) determines what securities and other investments will be purchased, retained or sold by the Fund and implements such determinations through the placement of orders for the execution of portfolio transactions with or through such brokers or dealers as the Adviser (or the Sub-Adviser) may select.

ADVISORY FEES. For its advisory services, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate (shown as a percentage of the average daily net assets of the Fund):

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The Community Development Fund                                        [0.30] %
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The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding [1.00]% of the Fund's average daily net assets until [20XX+1] (the "expense cap"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board for any reason at any time; or
(ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on [20XX+1].

The Adviser pays the Sub-Adviser a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by the Sub-Adviser.

The Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board, or by a vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act). The Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

CONFLICTS OF INTEREST. Investment decisions for the Fund may be made in conjunction with decisions for other accounts and/or funds with the same strategy. The Adviser recognizes that potential conflicts may arise with respect to other investment accounts managed by the Adviser, which may include privately offered funds, separately managed accounts of high net worth customers and institutional investors, and other registered investment companies. These conflicts include, but may not be limited to, differing fee structures, differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Registered investment companies, private funds and separate accounts are generally invested pro-rata unless circumstances (e.g. a partially filled order) warrant a different approach. The Adviser has comprehensive policies and procedures designed to monitor and mitigate any perceived conflicts of interest.

THE SUB-ADVISER.

GENERAL. [Logan Circle Partners L.P.] (the "Sub-Adviser"), a [Pennsylvania limited partnership founded in 2007], serves as the investment sub-adviser to the Fund. The Sub-Adviser's principal place of business is located at [1717 Arch Street, Suite 1500, Philadelphia, PA 19103]. [The Sub-Adviser is a wholly owned subsidiary of Fortress Investment Group LLC ("Fortress"), a publicly traded company founded in 1998]. The Sub-Adviser selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board. As of [XX], 2015, the Sub-Adviser had approximately $[XX] billion in assets under management.]

SUB-ADVISORY AGREEMENT WITH THE ADVISER. The Adviser and the Sub-Adviser are parties to a sub-advisory agreement under which the Sub-Adviser provides sub-advisory services to the Fund (the "Sub-Advisory

Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser is entitled to fee which is calculated daily and paid monthly at the following annual rate (shown as a percentage of the average daily net assets of the Fund):

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The Community Development Fund                                             [XX]%
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After the initial two year term, the continuance of the Sub-Advisory Agreement with respect to the Fund must be specifically approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board, or by a vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act). The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty with respect to the Fund by the Board or by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser; by the Adviser on not less than 30 days' nor more than 60 days' written notice to the Sub-Adviser; or by the Sub-Adviser on not less than 30 days' nor more than 60 days' written notice to the Adviser. In addition, the Sub-Advisory Agreement will terminate automatically and immediately in the event of the termination of the Advisory Agreement.]

PORTFOLIO MANAGEMENT.

This section includes information about the Fund's portfolio manager, including information about other accounts managed, the dollar range of Fund shares owned and compensation.

COMPENSATION. [Compensation for the portfolio manager is based on an incentive program primarily comprised of four elements:

(i) FIXED BASE SALARY: This is generally the smallest portion of compensation and is generally within a similar range for all investment professionals. The base salary does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AN ANNUAL CASH BONUS:
The Sub-Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Sub-Adviser considers the contribution to his/her team or discipline, as well as his/her contribution to the overall firm. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer groups or similar styles of investments, and appropriate, broad-based or specific market indices) and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance.

(iii) LONG-TERM INCENTIVE PLAN ("LTIP"): As a long-term incentive and performance bonus, the Sub-Adviser and Fortress have structured a Long-Term Incentive Plan ("LTIP"). The LTIP is distributed to the Sub-Adviser's key investment and non-investment personnel as a means of incentive and retention. Awards under the LTIP may be distributed in the form of a cash or Fortress stock award that is subject to vesting and other conditions.

(iv) CONTRIBUTIONS UNDER THE FORTRESS 401(K) PLAN: The contributions are based on the overall profitability of Fortress. The amount and allocation of the contributions are determined at the sole discretion of Fortress.]

FUND SHARES OWNED BY THE PORTFOLIO MANAGER. The Fund is required to show the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

Because the Fund is new, as of the date of this SAI, the portfolio manager did not beneficially own shares of the Fund.

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. [None of the accounts listed below are subject to a performance-based advisory fee.] The information below is provided as of [XX], 2015.

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                         REGISTERED                OTHER POOLED
                    INVESTMENT COMPANIES        INVESTMENT VEHICLES            OTHER ACCOUNTS
                 -----------------------------------------------------------------------------------
                 NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS     NUMBER OF    TOTAL ASSETS
NAME             ACCOUNTS   ([IN MILLIONS])  ACCOUNTS  ([IN MILLIONS])    ACCOUNTS   ([IN MILLIONS])
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[XX]               [XX]         $[XX]          [XX]        $[XX]             [XX]          $[XX]
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CONFLICTS OF INTEREST. [Real, potential or apparent conflicts of interest may arise when the portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. The Sub-Adviser has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions; however, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. The Sub-Adviser and/or its affiliates manage certain accounts subject to performance-based fees or may have proprietary investments in certain accounts. The side-by-side management of the Fund and these other accounts may raise potential conflicts of interest with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions. The performance of the Fund's investments could be adversely affected by the manner in which the Sub-Adviser enters particular orders for all such accounts. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited supply and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Sub-Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

The Sub-Adviser has adopted a policy to allocate investment opportunities in a fair and equitable manner among client accounts. Orders for the same security on the same day are generally aggregated consistent with the Sub-Adviser's duty of best execution; however, purchases of fixed income securities cannot always be allocated pro rata across all client accounts with similar investment strategies and objectives. The Sub-Adviser will attempt to mitigate any potential unfairness using an objective methodology that in the good faith judgment of the Sub-Adviser permits a fair and equitable allocation over time.

The Sub-Adviser manages the Fund and other client accounts in accordance with their respective investment objectives and guidelines. As a result, the Sub-Adviser may give advice, and take action with respect to any current or future other client accounts that may be opposed to or conflict with the advice the Sub-Adviser may give to the Fund, or may involve a different timing or nature of action than with respect to the Fund. Where the portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security. The results of the investment activities of the Fund may differ significantly from the results achieved by the Sub-Adviser for other client accounts.]

                     DISTRIBUTION AND SHAREHOLDER SERVICING

GENERAL. [Foreside Fund Services, LLC] (the "Distributor"), located at [3 Canal Plaza, Suite 100, Portland, ME 04101], serves as principal underwriter for the Fund's shares. Shares of the Fund are sold on a continuous basis. The distribution agreement between the Trust and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund's shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement is reviewed and approved at least annually by: (i) either the vote of a majority of the Trustees, or the vote of a majority of the outstanding voting securities (as defined under the 1940 Act) of the Trust; and (ii) the vote of a majority of those Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined under the 1940 Act) of any such party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor.

The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation. The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Fund's shares.

The Trust has adopted a Distribution Plan with respect to the Fund's Class A Shares pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan for Class A Shares authorizes the Fund to pay the Distributor or another person annual fees of up to [0.25]% of the Fund's average daily net assets attributable to its Class A Shares in consideration for distribution and other services and the assumption of related expenses. Amounts paid to the Distributor may be used to cover expenses that are related to (a) distribution of the Fund's Class A Shares, (b) ongoing servicing and/or maintenance of the accounts of the holders of the Fund's Class A Shares, (c) payments to institutions for selling the Fund's Class A Shares, and (d) sub-transfer agency, sub-accounting, administrative or similar services related to the Fund's Class A Shares. The Fund may pay the Distributor the full fee provided for by the Distribution Plan even if the Distributor's costs for providing its services are less than the full amount.

The Distribution Plan for Class A Shares has been approved by the Board, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related thereto (the "Disinterested Trustees"). In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and the holders of its Class A Shares. The Distribution Plan may be terminated by a vote of a majority of the Disinterested Trustees. The Trustees will review quarterly a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. Any amendment to materially increase the costs that the Fund's Class A Shares bear under the Distribution Plan requires approval by a "majority of the outstanding voting securities," i.e. Class A Shares of the Fund (as defined in the 1940
Act). For so long as the Distribution Plan is in effect, selection and nomination of Disinterested Trustees will be committed to the discretion of the Disinterested Trustees. Any agreement related to the Distribution Plan may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board, including a majority of the Disinterested Trustees.

The Adviser may enter into selling agreements with broker/dealers. Under the selling agreements, the Adviser makes an initial annual payment to the broker/dealer based on the aggregate net asset value of the Class A Shares owned of record or beneficially by the broker/dealers' customers on the date the shares are purchased. After the first twelve months, the Adviser pays broker/dealers quarterly payments, based on the aggregate net asset value of the Class A Shares owned of record or beneficially by the broker/dealers' customers at the end of the quarter. The Adviser then recovers from the Fund under the Trust's Distribution Plan for Class A Shares of the Fund, the amounts paid by the Adviser to such broker/dealers.

Pursuant to a CRA Servicing Plan (the "CRA Servicing Plan"), the Class A Shares of the Fund are authorized to pay the Adviser a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at the annual rate of up to [0.20]% of the value of the average daily net assets attributable to each of the Class A Shares of the Fund, which is calculated daily and payable monthly.

The service fees payable under the CRA Servicing Plan are intended to compensate the Adviser for the provision of shareholder services and may be used to provide compensation to the Adviser for ongoing service and/or maintenance of shareholder accounts with respect to Shares of the Fund. Shareholder services under the CRA Servicing Plan may include: (i) maintaining books and records that document that the Fund generally holds CRA-qualifying investments with a primary purpose of community development; (ii) maintaining books and records that explicitly earmark for CRA-qualifying purposes specific securities to specific shareholders; (iii) responding to shareholder inquiries relating to the services performed by the Adviser; (iv) responding to inquiries from shareholders concerning their investment in Shares; (v) providing information periodically to shareholders showing their CRA-qualified investment allocation; and (vi) providing such other similar services as the Fund may reasonably request to the extent the Adviser is permitted to do so under applicable statutes, rules and regulations.

                       TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Sub-Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and therefore have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, I.E., events or circumstances that could have adverse material effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (E.G., the Adviser is responsible for the investment performance of the Fund and, along with the Board, is responsible for the oversight of the Sub-Adviser, which, in turn, is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund's service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of the Fund, at which time the Adviser presents to the Board information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Sub-Adviser and the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser with respect to the Fund, the Board annually meets with the Adviser and, at least every other year, the Sub-Adviser, to review such services. Among other things, the Board regularly considers the Sub-Adviser's adherence to the Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, any material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures and any material compliance matters since the date of the last report.

The Board receives reports from the Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Valuation Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. The independent registered public accounting firm reviews with the Audit Committee its audit of the Fund's financial statements annually, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their respective reviews of these reports and discussions with the Adviser, the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund's investment management and business affairs are carried out by or through the Adviser, the Sub-Adviser and the Fund's other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Kenneth H. Thomas, Ph.D. serves as Chairman of the Board. Ronald Lindhart serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (67%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board has four standing committees: the Audit Committee, the Governance Committee, the Valuation Committee and the CRA Compliance Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board's oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. The Fund Complex consists of the Trust. The Trust currently has one portfolio -- the Fund.

In his role as lead independent Trustee, Ronald Lindhart, among other things:
(i) presides over board meetings in the absence of the Chairman of the Board;
(ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees; however, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 80 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is [insert address].

INTERESTED TRUSTEES.

Kenneth H. Thomas, Ph.D., is one of the nation's leading experts and authors on the Community Reinvestment Act of 1977 ("CRA"). Dr. Thomas has advised federal bank regulators on CRA and related public policy issues, including training federal bank CRA examiners and has consulted with numerous banks and thrifts on all aspects of CRA. He also has testified before Congress and federal bank regulators several times on the CRA and related bank regulatory and public policy issues and has written numerous articles and two books on CRA. Dr. Thomas was a member of the Finance Department faculty at The Wharton School of the University of Pennsylvania for 42 years where he taught Banking and Monetary Economics.

INDEPENDENT TRUSTEES.

[Antonio L. Argiz, CPA, is Chairman of the Board and CEO of Morrison, Brown, Argiz & Farra, LLC, one of the nation's Top 40 certified public accounting firms. The firm was named one of the 2014 Top Five "Best of the Best" firms in the country by INSIDE PUBLIC ACCOUNTING, the accounting profession's authoritative independent publication. Mr. Argiz' formal professional designations include Certified in Financial Forensics ("CFF"), Certified Fraud Examiner ("CFE"), Chartered Global Management Accountant ("CGMA"), Certified Valuation Analyst ("CVA"), Accredited Senior Appraiser ("ASA"), and Accredited in Business Valuations ("ABV"). He is very active in community affairs with numerous civic awards and affiliations including Immediate Past Chairman of the Greater Miami Chamber Commerce, Past Chair of United Way of Miami-Dade, and Past President and Chair of the Orange Bowl Committee.]

[Ronald Lindhart was a career bank regulator with 37 years experience with the Office of the Comptroller of the Currency ("OCC"), the Administrator of National Banks, of the U.S. Department of the Treasury. While at Treasury, he served in various capacities including Director of the Enterprise Governance Division, Director of the Quality Management Division, and Director for International Banking and Finance in Washington, D.C. He was also Assistant Deputy Comptroller of the Currency while at OCC. He is currently the Chairman of the Audit Committee on the Board of Directors of a large bank and also publishes a national recognized blog for national bank examiners and others providing periodic analysis and commentary on current banking issues.]

The Board has determined that the Trust's leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

STANDING BOARD COMMITTEES

The Board has established four committees: Audit, Valuation, Governance and CRA Compliance.

     o AUDIT COMMITTEE. [The Board has a standing Audit Committee that is composed of each of the independent Trustees. ] The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor's compensation, the proposed scope and terms of its engagement and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit-related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. The Audit Committee currently is composed of the full Board.

     o VALUATION COMMITTEE. The Board has a standing Valuation Committee (also referred to as the Fair Value Committee) that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee's determinations are reviewed by the Board. [The Valuation Committee currently is composed of the full Board. ]

     o GOVERNANCE COMMITTEE. [The Board has a standing Governance Committee that is composed of each of the independent Trustees. ] The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues;
          (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" (as defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. [The Governance Committee currently is composed of the full Board. ]

     o CRA COMPLIANCE COMMITTEE. The CRA Compliance Committee is responsible for the review of the Trust's CRA compliance issues. The CRA Compliance Committee currently is composed of the full Board.

FUND SHARES OWNED BY BOARD MEMBERS. As of [DATE], the Fund had not commenced operations, and therefore no Trustee owns shares of the Fund. The Trust is not part of any "family of investment companies" as such term is defined in Form N-1A.

BOARD COMPENSATION. The Trust pays no compensation to any of its officers or to the Trustees listed below who are interested Trustees. The independent Trustees are each paid [$XX] per fiscal year in aggregate for their services to the Trust, and the Trustees are reimbursed by the Trust for their travel expenses related to Board meetings. The Trustees do not receive any pension or retirement benefits from the Trust. The following table sets forth information covering the anticipated total compensation payable by the Trust during its fiscal year ended [INSERT] to the persons who serve as Trustees:


------------------------------------------------------------------------------------------------------------
                                               PENSION OR
                                              RETIREMENT           ESTIMATED            TOTAL COMPENSATION
                                            BENEFITS ACCRUED         ANNUAL             FROM THE TRUST AND
                         AGGREGATE             AS PART OF         BENEFITS UPON           FUND COMPLEX
NAME                   COMPENSATION         FUND EXPENSES          RETIREMENT                  (000)
-------------------------------------------------------------------------------------------------------------
INTERESTED
------------------------------------------------------------------------------------------------------------
Kenneth H. Thomas,
  Ph.D.                    $0                     $0                   $0                       $0
------------------------------------------------------------------------------------------------------------
INDEPENDENT
------------------------------------------------------------------------------------------------------------
Antonio L. Argiz           $XX                    $XX                  $XX                      $XX
------------------------------------------------------------------------------------------------------------
Ronald Lindhart            $XX                    $XX                  $XX                      $XX
------------------------------------------------------------------------------------------------------------

TRUSTEE EXPERIENCE, QUALIFICATIONS, ATTRIBUTES AND/OR SKILLS

The information above includes each Trustee's principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee.

Set forth below are the names, dates of birth, position with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is [Insert address]. [Insert name], the Chief Compliance Officer of the Trust, receives compensation from the Trust for his services. The Trust pays its pro rata share of the aggregate compensation payable to the Chief Compliance Officer for his services.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor or until earlier resignation or removal.

Effective [date], each Trustee receives a $[XX] retainer, $[XX] for each board meeting attended, whether participation is in person or telephone and $[XX] for participation in the annual telephonic meeting relating to contract renewal. The annual Board Chair fee is $[XX], the annual Audit Committee Chair and financial expert fee is $[XX] and the annual fee for other Committee Chairs is $[XX]. [As of [date], the Trustees and Officers of the Trust, as a group, owned less than [XX]% of the outstanding shares of the Trust].

                      PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated the responsibility for voting proxies relating to the Fund's portfolio securities to the Adviser. The Adviser's Proxy Voting Policies and Procedures (the "Policies") require that the Adviser or its further delegee vote proxies received in a manner consistent with the best interests of the Trust and its shareholders. The Adviser (or its delegee) maintains records with respect to proxy voting as is required by applicable law. Proxy voting authority rests with the portfolio manager (the "Proxy Administrator").

The Adviser (or its delegee) may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. If the Adviser determines that there is any possibility that the vote may involve a material conflict of interest, the Proxy Administrator shall consult with the President of the Adviser who may then, among other things, (i) hire an independent third party (or request a disinterested trustee of the Trust when voting securities held by the Trust) to make the voting recommendation to the Adviser or (ii) suggest that the client engage another party to determine how the proxies should be voted. In all such cases, the Adviser will take steps designed to ensure that the decision to vote the proxies was based on the client's best interest and was not a product of the conflict.

The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.

After the Fund commences operations, its complete proxy voting record will be available without charge, upon request, by calling the Fund toll-free at [NUMBER] and on the SEC's website at www.sec.gov.

                       PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for the Fund unless: (i) such securities are appropriate for the Fund at the time of the exchange; (ii) such securities are acquired for investment and not for resale; (iii) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act or otherwise; (iv) such securities are traded on the American Stock Exchange, the NYSE or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (v) the securities may be acquired under the investment restrictions applicable to the Fund.

[It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust during any [90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.]

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the Fund's securities is not reasonably practicable or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Distributor, the Sub-Adviser and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of shares by dividing the total value of the Fund's assets attributable to a particular class after subtracting liabilities charged to that class by the number of outstanding shares of that class. The liabilities that are charged to the Fund are borne by each share of the Fund, except for payments under the Distribution Plan and CRA Servicing Plan, which is applicable only to Class A Shares. For purposes of valuing the Fund's portfolio securities, securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser, subject to the review and supervision of the Board. Short-term obligations having a remaining maturity of 60 days or less may be valued at amortized cost or original cost plus accrued interest, which the Board believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method.

                             TAXES [TO BE UPDATED]

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this Statement of Additional Information are based on the Code and regulations issued under it, and on court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

GENERAL. The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. Government Securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these three requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

[CAPITAL LOSS CARRYFORWARDS. As of [date], the Fund had no capital loss carryforwards available to reduce its future net capital gain. ]

STATE AND LOCAL TAXES. Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                          FUND PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results, taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily pay the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisers will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually act as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve brokerage commissions, dealer spreads or underwriting discounts, transfer taxes or other direct transaction expenses.

It is expected that the Fund may execute a substantial portion of its brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for the Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" (as defined under the 1940
Act) of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Advisers may select a broker based upon brokerage or research services provided to the Advisers. The Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act ("Section 28(e)") permits the Advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, an Adviser may receive brokerage and research services in connection with certain riskless principal transactions, as defined by the Rules of the Financial Industry Regulatory Authority ("FINRA"), and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

An Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisers will be in addition to and not in lieu of the services required to be performed by the Advisers under the Investment Advisory Agreements. Any advisory, sub-advisory or other fees paid to the Advisers are not reduced as a result of the receipt of research services.

In some cases, the Advisers receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, an Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while an Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, an Adviser faces a potential conflict of interest, but each Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, an Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Advisers, in the exercise of joint investment discretion over the assets of the Fund, may execute a substantial portion of the Fund's portfolio transactions through a commission recapture program that the Adviser has arranged with the Distributor (the "CR Program"). The Adviser then requests, but does not require, that the Sub-Adviser execute a portion of the Fund's portfolio transactions through the CR Program. Under the CR Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to the Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. The Sub-Adviser is authorized to execute trades pursuant to the CR Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. The portion of commissions returned to the Fund under the CR Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

The Adviser also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in the Fund's portfolio when there is a change in the sub-adviser(s) in the Fund. An unaffiliated third-party broker selected by the Adviser or the Sub-Adviser provides execution and clearing services with respect to such trades and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted policies and procedures describing the circumstances under which the Fund, the Adviser the Sub-Adviser, the Administrator, the Transfer Agent, and [insert name of Fund's sub-transfer agent] the Fund's sub-transfer agent (collectively, the "Service Providers"), may disclose information about the Fund's portfolio holdings. Notwithstanding such policies and procedures, any disclosures of the Fund's portfolio holdings must be consistent with the antifraud provisions of the federal securities laws and the fiduciary obligations of the Fund and the Service Providers.

Neither the Fund nor any Service Provider will disclose the Fund's portfolio holdings information to any person other than in accordance with these policies and procedures. The principal Service Provider responsible for dissemination of information about the Fund's portfolio holdings is the Adviser.

Generally, the Fund and its Service Providers may disclose portfolio holdings information to any entity or party after the information has become public. A Service Provider may provide portfolio holdings information to third parties if such information has been included in the Fund's public filings with the SEC, such as Form N-CSR or Form N-Q.

Service Providers may also disclose portfolio holdings prior to the portfolio holdings information being filed with the SEC or posted on the Fund's webpage under certain limited circumstances. Portfolio holdings information may be provided to third party service providers of auditing, legal, custody, proxy voting and other services for the Fund, including rating and ranking organizations and executing broker/dealers. These third party service providers include (i) [insert name], the Fund's custodian, (ii) [insert name], the Fund's independent registered public accounting firm, (iii) Morgan, Lewis & Bockius LLP, counsel to the Trust, (iv) [insert name], the Fund's printer, and (v) [insert names], the Fund's rating agencies. These third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Such third parties will receive portfolio holdings information only if the third party has executed a confidentiality agreement with the Fund or otherwise owes a duty of trust or confidence to the Fund or the Adviser, such as the Trust's legal counsel. In addition, portfolio holdings information may be provided to shareholders in connection with consideration relating to the CRA. Other than disclosure that is required under federal or state laws and regulations, shareholders are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In the event that the Fund or a Service Provider discloses the Fund's portfolio holdings to a selected third party for a legitimate business purpose that does not meet the foregoing criteria, such third party shall be required to execute a confidentiality agreement and shall not trade on such information. Neither the Fund, a Service Provider nor any of its affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund's portfolio holdings.

With respect to the disclosure of portfolio holdings information, the Adviser is authorized to prepare and post to the Fund's website its portfolio holdings. The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund, or disclosure to a rating or ranking organization. With respect to any other disclosure of the Fund's portfolio holdings not referenced in the foregoing paragraphs, no disclosure may be made prior to such information becoming publicly disclosed unless: (i) the Fund has legitimate business purposes for doing so; (ii) the recipient has entered into a confidentiality agreement, which includes a duty not to trade on the nonpublic information; and
(iii) the Trust's [Chairman] authorizes such disclosure after consultation with Fund counsel. The Trust's [President] will then notify the Board of the disclosure at the next regularly scheduled meeting of the Board.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, shall be considered: (i) that any prior disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (ii) avoidance of any conflicts of interest between the interests of the Fund's shareholders and the Service Providers, the Fund's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities.

The Adviser will notify the Board if disclosures are made concerning the Fund's portfolio holdings in contravention of these policies and procedures.

                             DESCRIPTION OF SHARES

The Fund is authorized to offer shares of the Fund in Class A Shares. Minimum investment requirements and investor eligibility are described in the Prospectus. The Trust reserves the right to create and issue additional classes of shares. Should the Trust create and issue additional classes of shares, the different classes may provide for variations in certain expenses and minimum initial investment requirements. At this time, shareholders may purchase only Class A Shares of the Fund.

                       LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. [Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments.] Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

The management and affairs of the Fund are supervised by the Board. The Board has approved contracts under which, as described in this SAI, certain companies provide essential management services to the Trust. [Under the Declaration of Trust, the shares of beneficial interest in the Trust shall be divided into such transferable shares of one or more separate and distinct series or classes of a series as the Board shall from time to time create and establish. The Board may, from time to time and without vote of the shareholders, issue shares of each series and class to a party or parties and for such amount and type of consideration and on such terms, subject to applicable law, as the Board may deem appropriate. The Board may issue fractional shares and shares held in treasury]

[Shares of the Fund when issued will be fully paid and nonassessable. Shareholders have no preemptive or other similar rights to subscribe to any additional shares of the Fund or other securities issued by the Trust or the Trustees.]

The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of the Fund or any class of shares, to establish and designate and to change in any manner any initial or additional series or classes and to fix such preferences, voting powers, rights and privileges of such series or classes as the Trustees may from time to time determine, to divide or combine the shares of any series or classes into a greater or lesser number, to classify or reclassify any issued shares or any series or classes into one or more series or classes of shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

All shares of each class of the Fund shall represent an equal proportionate interest in the assets belonging to the Fund, subject to the liabilities belonging to the Fund (including any general liabilities of the Trust allocated to the Fund by the Board), and, in the case of each class, to the liabilities belonging to that class, and each share of any class of the Fund shall be equal to each other share of that class.

The liabilities, expenses, costs, charges and reserves charged to the Fund as a whole shall be allocated to each class of the Fund in the proportion that the assets belonging to such class bear to the assets belonging to all classes in the Fund. To the extent permitted by rule or order of the SEC, the Trustees may allocate all or a portion of any liabilities belonging to the Fund to a particular class or classes as the Trustees may from time to time determine is appropriate. In addition, all liabilities, expenses, costs, charges and reserves belonging to a class shall be allocated to such class.

Shareholders have the power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (b) with respect to any contract required by the 1940 Act to be approved by shareholders; (c) with respect to termination of the Trust or any series or class to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act, and related matters, to the extent required by the 1940 Act; and (e) with respect to such additional matters relating to the Trust or any series or class of the Trust as may be required by the 1940 Act, the Declaration of Trust, the Trust's By-Laws or as the Trustees may consider necessary or desirable. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. The Declaration of Trust permits the termination of the Trust or any series or class of the Trust by the Trustees without shareholder approval. The shareholders' right to vote may be modified only by a majority vote of the shareholders.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [date], the Fund had not commenced operations, and therefore there were no record owners of the Fund. Persons who own of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

                                   CUSTODIAN

[Insert name and address], acts as custodian for the Fund (the "Custodian"). As such, the Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[Insert name], with offices at [address], serves as the Fund's independent registered public accounting firm and provides audit and tax services to the Fund.

                                 LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, is counsel to the Trust and will pass upon certain legal matters on its behalf.

                           PART C:  OTHER INFORMATION


ITEM 28.  EXHIBITS

(a)(1) Certificate of Trust, dated August 12, 2011, of The Community Development Fund (the "Registrant") is herein incorporated by reference to Exhibit
       (a)(1) of the Registrant's Registration Statement on Form N-1A (File No. 333-206012), filed with the U.S. Securities Exchange Commission (the "SEC")via EDGAR Accession No. 0001135428-15-000484 on July 31, 2015.

(a)(2) Registrant's Agreement and Declaration of Trust, dated July 30, 2015, is herein incorporated by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A (File No. 333-206012), filed with the SEC via EDGAR Accession No. 0001135428-15-000484 on July 31, 2015.

(b) Registrant's By-Laws are herein incorporated by reference to Exhibit (b) of the Registrant's Registration Statement on Form N-1A (File No. 333-206012), filed with the SEC via EDGAR Accession No.
       0001135428-15-000484 on July 31, 2015.

(c) See Article III and Article V of the Registrant's Agreement and Declaration of Trust, which is herein incorporated by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A (File No. 333-206012), filed with the SEC via EDGAR Accession No. 0001135428-15-000484 on July 31, 2015.

(d)(1) Form of Investment Advisory Agreement between the Registrant and Community Development Fund Advisors, LLC, is filed herewith.

(d)(2) Form of Expense Limitation Agreement between the Registrant and Community Development Fund Advisors, LLC, is filed herewith.

(e) Distribution Agreement between the Registrant and [Distributor] to be filed by amendment.

(f)    Not Applicable.

(g) Mutual Fund Custody Agreement between the Registrant and [Custodian] to be filed by amendment.

(h)(1) Administration and Transfer Agency Agreement between the Registrant and [Administrator] to be filed by amendment.

(h)(2) Registrant's Shareholder Services Plan to be filed by amendment.

(i) Opinion and Consent of Morgan, Lewis & Bockius LLP to be filed by amendment.

(j) Consent of [Independent Registered Public Accounting Firm] to be filed by amendment.

(k)    Not applicable.

(l)    Not applicable.

(m)    Registrant's Distribution Plan to be filed by amendment.

(n)    Not applicable.

(o)    Not applicable.

(p)(1) Code of Ethics for the Registrant to be filed by amendment.

(p)(2) Code of Ethics for Community Development Fund Advisors, LLC to be filed by amendment.

(p)(3) Code of Ethics for [Distributor] to be filed by amendment.

(p)(4) Code of Ethics for [Administrator] to be filed by amendment.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

[To be updated by amendment.]

ITEM 30. INDEMNIFICATION:

Please see Article VII of the Registrant's Agreement and Declaration of Trust, which is herein incorporated by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A (File No. 333-206012), filed with the SEC via EDGAR Accession No. 0001135428-15-000484 on July 31, 2015, and Section 8 of the Registrant's By-Laws, which are herein incorporated by reference to Exhibit
(b) of the Registrant's Registration Statement on Form N-1A (File No. 333-206012), filed with the SEC via EDGAR Accession No. 0001135428-15-000484 on July 31, 2015.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser's table was provided to the Registrant by the Adviser for inclusion in this Registration Statement.

COMMUNITY DEVELOPMENT FUND ADVISORS, LLC

Community Development Fund Advisors, LLC is the Adviser for the Registrant's Funds. The principal business address of Community Development Fund Advisors, LLC is 6255 Chapman Field Drive, Miami, Florida 33156. Community Development Fund Advisors, LLC is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

[To be updated by amendment.]

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

[To be updated by amendment.]

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is [To be updated by amendment.].

[To be updated by amendment.]

(c)  Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

The Community Development Fund
6255 Chapman Field Drive
Miami, Florida 33156

THE REGISTRANT'S CUSTODIAN

[To be updated by amendment.]

THE REGISTRANT'S ADMINISTRATOR

[To be updated by amendment.]

THE REGISTRANT'S ADVISER

Community Development Fund Advisors, LLC
6255 Chapman Field Drive
Miami, Florida 33156

THE REGISTRANT'S DISTRIBUTOR

[To be updated by amendment.]

ITEM 34.MANAGEMENT SERVICES:

None.

ITEM 35.UNDERTAKINGS:

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Miami, State of Florida on the 14th day of October, 2015.

                                                  THE COMMUNITY DEVELOPMENT FUND

                                                  /s/ Kenneth H. Thomas, Ph.D.
                                                  ------------------------------
                                                  Kenneth H. Thomas, Ph.D.
                                                  Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of October, 2015.


SIGNATURE                                   TITLE

/s/ Kenneth  H.  Thomas,  Ph.D.             Director,  Chief  Financial  Officer
------------------------------
Kenneth  H.  Thomas,  Ph.D.

                                 EXHIBIT INDEX

EXHIBIT NUMBER         DESCRIPTION
--------------------------------------------------------------------------------
EX-99.B(d)(1)          Form of Investment Advisory Agreement between the
                       Registrant and Community Development Fund Advisors, LLC

EX-99.B(d)(2)          Form of Expense Limitation Agreement between the
                       Registrant and Community Development Fund Advisors, LLC